Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	Pax World Funds Trust II
Central Index Key	0001426870
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	Apr. 27, 2012
Prospectus Date	May 01, 2012